Cover	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Pre-Effective Amendment No. 1
Entity Registrant Name	Marijuana Co of America, Inc.
Entity Central Index Key	0001078799
Entity Tax Identification Number	94-1246221
Entity Incorporation, State or Country Code	UT
Entity Address, Address Line One	633 W. 5th Street
Entity Address, Address Line Two	Suite 2826
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90071
City Area Code	888
Local Phone Number	777-4362
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true